Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss) for the period		$ (171.2)	$ 280.0	$ 180.3
ITEMS THAT WILL NOT BE RECLASSIFIED FOR THE STATEMENT OF INCOME
Actuarial gain (loss) on post-employment benefit obligation		1.1	9.2	(7.6)
ITEMS THAT MAY BE SUBSEQUENTLY RECLASSIFIED THROUGH PROFIT AND LOSS
Financial instruments, net		0.4	(10.3)	11.0
Translation adjustments		(65.4)	34.1	(0.8)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECTS	[1]	(63.9)	33.0	2.6
Total comprehensive income		(235.1)	313.0	182.9
Attributable to:
Owners of Embraer		(216.1)	292.0	192.4
Non-controlling interests		(19.0)	21.0	(9.5)
TOTAL OF COMPREHENSIVE INCOME		$ (235.1)	$ 313.0	$ 182.9

[1]	Items presented above are net of deferred income tax, if applicable, of US$ (2.8), US$ (3.8) and US$ 5.1 for the year ended December 31, 2018, 2017 and 2016, respectivelly.